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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

                Report for the Calendar Year or Quarter Ended March 31, 2011

                Check here if Amendment [_]; Amendment Number:
                This Amendment (Check only one.):
                          [_] is a restatement.
                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Revelation Capital Management Ltd.

Address: 5A, Waterloo Lane, Pembroke, HM 08, Bermuda

Form 13F File Number: 28-14283

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Kuchanny

Title: Chairman and Chief Executive Officer

Phone: +1 (441) 296-7130

Signature, Place, and Date of Signing:

/s/ Chris Kuchanny          Pembroke, Bermuda         5/16/11
       (Name)              (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27 items

Form 13F Information Table Value Total:    $487,524 (thousands)

List of Other Included Managers:  Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2       ITEM 3    ITEM 4    ITEM 5              ITEM 6    ITEM 7   ITEM 8
------                         ---------------- --------- -------- ----------          ---------- -------- ----------
                                                           TOTAL                                            VOTING     VOTING
                                                            FMV      TOTAL    SH/ PUT/ INVESTMENT  OTHER   AUTHORITY  AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (X 1000)   SHARES   PRN CALL DISCRETION MANAGERS   SOLE       NONE
--------------                 ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ---------
ALPINE TOTAL DYNAMIC DIVID F       COM SBI      021060108   14,906  2,423,755 SH          SOLE              2,423,755
ATS CORP                             COM        00211E104   21,467  4,759,780 SH          SOLE              4,759,780
BARCLAYS BK PLC                IPATH S&P MT ETN 06740C519    6,885    125,061 SH          SOLE                125,061
BHP BILLITON PLC                SPONSORED ADR   05545E209   43,370    544,853 SH          SOLE                544,853
CENTRAL GOLDTRUST                  TR UNIT      153546106   30,419    560,000 SH          SOLE                560,000
DR REDDYS LABS LTD                   ADR        256135203    5,108    136,932 SH          SOLE                136,932
EATON VANCE TAX MNG GBL DV E         COM        27829F108   20,356  1,924,027 SH          SOLE              1,924,027
EATON VANCE TX MGD DIV EQ IN         COM        27828N102    1,705    155,000 SH          SOLE                155,000
GREATER CHINA FD INC                 COM        39167B102    7,274    575,458 SH          SOLE                575,458
HDFC BANK LTD                   ADR REPS 3 SHS  40415F101    6,787     39,940 SH          SOLE                 39,940
HSBC HLDGS PLC                   SPON ADR NEW   404280406    2,096     40,461 SH          SOLE                 40,461
HYPERDYNAMICS CORP                   COM        448954107    3,286    711,300 SH          SOLE                711,300
ICICI BK LTD                         ADR        45104G104   29,453    591,070 SH          SOLE                591,070
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR   456788108   26,502    369,620 SH          SOLE                369,620
ISHARES INC                     MSCI HONG KONG  464286871    3,975    210,000 SH          SOLE                210,000
ISHARES TR                       RUSSELL 2000   464287655   32,405    385,000     PUT     SOLE                385,000
MAG SILVER CORP                      COM        55903Q104   11,203    939,054 SH          SOLE                939,054
MORGAN STANLEY CHINA A SH FD         COM        617468103   14,963    520,638 SH          SOLE                520,638
NIPPON TELEG & TEL CORP         SPONSORED ADR   654624105    2,393    106,381 SH          SOLE                106,381
QIAO XING MOBILE COMM CO LTD         SHS        G73031109    3,291    804,535 SH          SOLE                804,535
SPDR S&P 500 ETF TR                TR UNIT      78462F103   27,844    210,000     PUT     SOLE                210,000
SPROTT PHYSICAL GOLD TRUST           UNIT       85207H104   30,218  2,390,634 SH          SOLE              2,390,634
SUPERCONDUCTOR TECHNOLOGIES        COM NEW      867931305    2,851    953,609 SH          SOLE                953,609
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR   874039100   86,706  6,408,173 SH          SOLE              6,408,173
TATA MTRS LTD                   SPONSORED ADR   876568502    7,533    271,059 SH          SOLE                271,059
UNI PIXEL INC                      COM NEW      904572203    4,763    666,130 SH          SOLE                666,130
UNITED MICROELECTRONICS CORP     SPON ADR NEW   910873405   39,770 14,567,712 SH          SOLE             14,567,712
                                                           487,524 41,390,182                              40,200,182